UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21702

Name of Fund: BlackRock Health Sciences Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Health Sciences Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—94.8%
		Common Stocks—94.8%
		Biotechnology—21.4%
186,600		Alexion Pharmaceuticals, Inc.	$10,852,656
37,800		Amgen, Inc.	2,031,372
89,900		Applera Corp. - Celera Group	1,080,598
40,700		Arqule, Inc.	231,176
71,300	[1]	Celgene Corp.	4,317,928
61,000	[1]	Charles River Laboratories Intl., Inc.	3,121,980
78,300	[1]	Genentech, Inc.	5,823,954
54,500	[1]	Halozyme Therapeutics, Inc.	438,180
85,700	[1]	Integra LifeSciences Holdings Corp.	4,255,005
90,167	[1]	InterMune, Inc.	1,925,066
191,718	[1]	Kosan Biosciences, Inc.	797,547
28,100	[1]	Millipore Corp.	2,208,941
144,700	[1]	Myriad Genetics, Inc.	5,408,886
87,337	[1]	NicOx S.A.	2,036,271
21,300	[1]	Seattle Genetics, Inc.	202,989
		Total Biotechnology	44,732,549
		Commercial Services—0.4%
28,200	[1]	PRA Intl.	815,826
		Distribution/Wholesale—1.3%
23,500	[1]	MWI Veterinary Supply, Inc.	908,745
48,600		Owen & Minor, Inc.	1,868,670
		Total Distribution/Wholesale	2,777,415
		Electronics—2.2%
41,200	[1]	Varian, Inc.	2,477,768
35,800	[1]	Waters Corp.	2,085,708
		Total Electronics	4,563,476
		Healthcare Products—27.9%
31,300		Alcon, Inc.	4,272,450
98,600		Baxter Intl., Inc.	5,186,360
106,500		Becton Dickinson & Co.	8,132,340
97,300	[1]	Cyberonics, Inc.	1,362,200
110,700		Dentsply Intl., Inc.	4,039,443
40,100		Edwards Lifesciences Corp.	1,842,996
86,500		Johnson & Johnson	5,233,250
22,500	[1]	Kyphon, Inc.	1,476,450
135,200		Medtronic, Inc.	6,850,584
52,600	[1]	SenoRx, Inc.	511,798
37,000	[1]	St. Jude Medical, Inc.	1,596,180
132,500		Stryker Corp.	8,271,975
133,600	[1]	Thoratec Corp.	2,593,176
20,800	[1]	Ventana Medical Systems, Inc.	1,733,472
211,500	[1]	Wright Medical Group, Inc.	5,120,415
		Total Healthcare Products	58,223,089
		Healthcare Services—7.6%
73,700		Aetna, Inc.	3,542,759
27,900	[1]	Covance, Inc.	1,968,903
87,800		Manor Care, Inc.	5,562,130
20,600	[1]	Pediatrix Medical Group, Inc.	1,111,576
24,083	[1]	Psychiatric Solutions, Inc.	820,990
56,300		UnitedHealth Group, Inc.	2,726,609
		Total Healthcare Services	15,732,967
		Pharmaceuticals—32.3%
103,100		Abbott Laboratories	5,226,139
199,438	[1]	BioMarin Pharmaceuticals, Inc.	3,601,850
101,700		Bristol-Myers Squibb Co.	2,889,297
13,300	[1]	Cephalon, Inc.	999,362
137,000	[1]	Gilead Sciences, Inc.	5,100,510
69,700	[1]	ImClone Systems, Inc.	2,293,130
233,200	[2]	Merck & Co., Inc.	11,578,380
31,000		Novartis AG (ADR)	1,672,450
28,065	[1]	Onyx Pharmaceuticals, Inc.	780,488
195,500	[2]	Pfizer, Inc.	4,596,205
66,500	[1]	Poniard Pharmaceuticals, Inc.	385,700
7,200	[1]	Pozen, Inc.	119,880
63,650		Roche Holding AG	11,272,817
184,500		Schering-Plough Corp.	5,265,630
37,000		Teva Pharmaceutical Industries Ltd. (ADR)	1,554,740
74,700		Tongjitang Chinese Medicines Co. (ADR)	888,183
10,100	[1]	United Therapeutics Corp.	700,536
177,000		Wyeth	8,588,040
		Total Pharmaceuticals	67,513,337
		Technology—1.5%
89,100		CVS Caremark Corp.	3,135,429
		Software—0.2%
25,200	[1]	Phase Forward, Inc.	433,188
		Total Long-Term Investments
		(cost $180,356,720)	197,927,276
		MONEY MARKET FUND—4.2%
8,809,279	[3]	Fidelity Institutional Money Market Prime Portfolio, 4.99% (cost $8,809,279)	8,809,279
Contracts
		OUTSTANDING CALL OPTIONS PURCHASED—0.0%
10,000		Elan Corp. Plc (ADR), strike price $23, expires 11/16/07	10,626
10,000		Regeneron Pharmaceuticals, Inc., strike price $29, expires 11/16/07	1,867
23,500		Wyeth, strike price $59, expires 11/16/07	383
12,000		Zimmer Holdings, Inc., strike price $90, expires 11/16/07	11,964
		Total Outstanding Call Options Purchased
		(cost $45,707)	24,840
		Total Investments before outstanding options written
		(cost $189,211,7064)	206,761,395
		OUTSTANDING OPTIONS WRITTEN—(1.0)%
		OUTSTANDING CALL OPTIONS WRITTEN—(0.9)%
(250)		Abbott Laboratories, strike price $58.50, expires 11/02/07	(10,632)
(15,000)		Aetna, Inc., strike price $55.25, expires 11/16/07	(7,551)
(50)		Alcon, Inc., strike price $150, expires 11/19/07	(19,000)
(450)		Alexion Pharmaceuticals, Inc., strike price $50, expires 08/20/07	(387,000)
(150)		Alexion Pharmaceuticals, Inc., strike price $50, expires 11/19/07	(165,000)
(25,000)		Alexion Pharmaceuticals, Inc., strike price $61, expires 11/16/07	(108,735)
(11,000)		Amgen, Inc., strike price $58.56, expires 11/16/07	(17,410)
(150)		Applera Corp. - Celera Group, strike price $15, expires 12/24/07	(8,250)
(200)		Baxter Intl., Inc., strike price $57.50, expires 08/20/07	(3,000)
(10,000)		Baxter Intl., Inc., strike price $60.50, expires 11/16/07	(6,903)
(12,500)		Becton Dickinson & Co., strike price $77.84, expires 11/16/07	(36,645)
(100)		Becton Dickinson & Co., strike price $80, expires 12/24/07	(28,500)
(250)		BioMarin Pharmaceuticals, Inc., strike price $20, expires 11/02/07	(18,858)
(200)		Bristol-Myers Squibb Co., strike price $32.50, expires 12/24/07	(10,000)
(11,000)		Celgene Corp., strike price $59.89, expires 11/16/07	(61,822)
(20)		Cephalon, Inc., strike price $90, expires 11/19/07	(1,200)
(100)		Charles River Laboratories Intl., Inc., strike price $55, expires 08/20/07	(8,000)

BlackRock Health Sciences Trust (BME) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(15,000)	Charles River Laboratories Intl., Inc., strike price $56.50, expires 11/16/07	$(23,726)
(50)	Covance, Inc., strike price $70, expires 11/19/07	(27,500)
(30)	Covance, Inc., strike price $75, expires 11/19/07	(8,700)
(100)	CVS Caremark Corp., strike price $40, expires 08/20/07	(500)
(10,000)	CVS Caremark Corp., strike price $41, expires 11/16/07	(9,518)
(20,000)	Cyberonics, Inc., strike price $20.50, expires 11/16/07	(2,844)
(300)	Dentsply Intl., Inc., strike price $36, expires 11/02/07	(70,899)
(50)	Edwards Lifesciences Corp., strike price $50, expires 08/20/07	(750)
(50)	Edwards Lifesciences Corp., strike price $55, expires 11/19/07	(1,500)
(10,000)	Elan Corp. Plc (ADR), strike price $23.55, expires 11/16/07	(9,481)
(20,000)	Genentech, Inc., strike price $78.25, expires 09/21/07	(16,914)
(400)	Gilead Sciences, Inc., strike price $42.50, expires 08/20/07	(4,000)
(20,000)	Gilead Sciences, Inc., strike price $45.50, expires 11/16/07	(6,764)
(100)	Halozyme Therapeutics, Inc., strike price $10, expires 12/24/07	(7,500)
(50)	ImClone Systems, Inc., strike price $50, expires 11/19/07	(1,000)
(40)	Integra Lifesciences Holdings Corp., strike price $50, expires 09/24/07	(9,400)
(15,000)	Integra Lifesciences Holdings Corp., strike price $55.25, expires 11/16/07	(13,707)
(20,000)	InterMune, Inc., strike price $30.50, expires 11/16/07	(3,700)
(50)	Kyphon, Inc., strike price $50, expires 12/24/07	(88,500)
(200)	Manor Care, Inc., strike price $70, expires 08/20/07	(1,000)
(250)	Medtronic, Inc., strike price $55, expires 11/19/07	(28,750)
(100)	Medtronic, Inc., strike price $57.50, expires 11/19/07	(6,000)
(300)	Merck & Co., Inc., strike price $50.50, expires 11/02/07	(68,883)
(500)	Merck & Co., Inc., strike price $57, expires 11/02/07	(27,260)
(50)	Millipore Corp., strike price $80, expires 10/22/07	(20,000)
(250)	Myriad Genetics, Inc., strike price $40, expires 11/19/07	(57,500)
(100)	Myriad Genetics, Inc., strike price $45, expires 11/19/07	(9,000)
(16,000)	NicOx S.A., strike price 21.30 EUR, expires 11/06/07	(4,639)
(10,000)	Novartis AG (ADR), strike price $57.25, expires 11/16/07	(10,360)
(10,000)	Owen & Minor, Inc., strike price $37.50, expires 09/21/07	(20,106)
(50)	Pediatrix Medical Group, Inc., strike price $60, expires 11/19/07	(4,750)
(106,200)	Pfizer, Inc., strike price $25, expires 10/22/07	(57,114)
(10,000)	Poniard Pharmaceuticals, Inc., strike price $10, expires 11/02/07	(114)
(30)	Pozen, Inc., strike price $20, expires 12/24/07	(8,850)
(100)	Regeneron Pharmaceuticals, Inc., strike price $30, expires 11/19/07	(2,000)
(11,000)	Roche Holdings AG, strike price 222 CHF, expires 11/06/07	(49,538)
(480)	Schering-Plough Corp., strike price $33.50, expires 11/09/07	(17,846)
(20,000)	Schering-Plough Corp., strike price $35.25, expires 11/16/07	(4,336)
(40)	Seattle Genetics, Inc., strike price $10, expires 12/24/07	(4,600)
(10,000)	St. Jude Medical, Inc., strike price $46, expires 11/16/07	(18,328)
(200)	Stryker Corp., strike price $70, expires 09/24/07	(6,000)
(10,000)	Stryker Corp., strike price $71, expires 11/16/07	(8,856)
(75)	Teva Pharmaceutical Industries Ltd. (ADR), strike price $45, expires 12/24/07	(15,000)
(200)	Thoratec Corp., strike price $22.50, expires 10/22/07	(10,000)
(10,000)	Thoratec Corp., strike price $23, expires 11/16/07	(6,519)
(12,000)	Tongjitang Chinese Medicines Co. (ADR), strike price $12.50, expires 11/09/07	(9,487)
(10)	United Therapeutics Corp., strike price $75, expires 11/19/07	(6,500)
(10,000)	UnitedHealth Group, Inc., strike price $60.25, expires 11/16/07	(638)
(30)	Varian, Inc., strike price $60, expires 08/20/07	(7,500)
(30)	Varian, Inc., strike price $65, expires 08/20/07	(900)
(25)	Varian, Inc., strike price $65, expires 11/19/07	(5,375)
(100)	Waters Corp., strike price $65, expires 08/20/07	(1,000)
(200)	Wright Medical Group, Inc., strike price $25, expires 08/20/07	(16,000)
(800)	Wright Medical Group, Inc., strike price $25, expires 11/19/07	(140,000)
(300)	Wyeth, strike price $52.50, expires 08/20/07	(6,000)
(300)	Wyeth, strike price $52.50, expires 09/24/07	(25,500)
(200)	Wyeth, strike price $60, expires 10/22/07	(5,000)
(23,500)	Wyeth, strike price $60, expires 11/16/07	(273)
(12,000)	Zimmer Holdings, Inc., strike price $90.50, expires 11/16/07	(11,099)
	Total Outstanding Call Options Written (premium received $(2,262,954))	(1,908,030)
	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(100)	Abbott Laboratories, strike price $50, expires 08/20/07	(8,500)
(100)	Abbott Laboratories, strike price $55, expires 08/20/07	(39,000)
(275)	Aetna, Inc., strike price $49.50, expires 08/10/07	(43,769)
(100)	Becton Dickinson & Co., strike price $75, expires 08/20/07	(2,000)
(200)	Gilead Sciences, Inc., strike price $36.25, expires 08/20/07	(11,000)
(200)	Gilead Sciences, Inc., strike price $37.50, expires 08/20/07	(18,000)
(240)	Manor Care, Inc., strike price $60, expires 08/20/07	(14,400)
(140)	St. Jude Medical, Inc., strike price $45, expires 08/20/07	(33,600)
	Total Outstanding Put Options Written
	(premium received $(116,049))	(170,269)
	Total Outstanding Options Written
	(cost $(2,379,003))	(2,078,299)
Total Investments net of outstanding options written—98.0%		$204,683,096
Other assets in excess of liabilities—2.0%		4,267,683
Net Assets—100.0%		$208,950,779

BlackRock Health Sciences Trust (BME) (continued)
(Percentages shown are based on Net Assets)

[1]	Non-income producing security.

[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[3]	Represents current yield as of July 31, 2007.

[4]	Cost for federal income tax purposes is $189,211,705. The net unrealized appreciation on a tax basis is $17,549,690, consisting of $22,387,587 gross unrealized appreciation and $4,837,897 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt
CHF	—	Swiss Franc
EUR	—	Euro

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Health Sciences Trust

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Health Sciences Trust

Date:	September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Health Sciences Trust

Date:	September 20, 2007